CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Allowance for doubtful account (in dollars)	$ 5,066		$ 4,033
Ordinary shares, par value (in dollars per share)	$ 1.0	1		1
Ordinary shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, shares issued	15,287,402	15,287,402	14,164,620	14,164,620
Ordinary shares, shares outstanding	14,718,782	14,718,782	13,596,000	13,596,000
Treasury stock, shares	568,620	568,620	568,620	568,620